UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-4246
(Investment Company Act File Number)

C/Funds Group, Inc.
Exact Name of Registrant as Specified in Charter)

201 Center Road, Suite 2, Venice, Florida	34285
(Address of Principal Executive Offices)	(Zip)

C/Funds Group, Inc., 201 Center Road, Suite 2, Venice, Florida 34285
(Name and Address of Agent for Service)

941-488-6772
(Registrant's Telephone Number, Including Area Code)

December 31
(Date of Fiscal Year End)

September 30, 2005
(Date of Reporting Period)

Item 1. Schedule of Investments

The unaudited schedules of investments for the specified reporting period are filed herewith.

C/FUND Schedule of Investments September 30, 2005 (Unaudited)
	Shares or Par Value	Value
COMMON STOCKS: 89.6%

Air Transportation, Scheduled: 0.4%		$14,850
Southwest Airlines	1,000	14,850

Aircraft & Parts: 9.8%		350,691
Boeing Co.	1,900	129,105
Honeywell International, Inc.	1,900	71,250
United Technologies Corp.	2,900	150,336

Beverages: 3.2%		114,341
Anheuser Busch	750	32,280
Coca-Cola Co.	1,900	82,061

Cigarettes: 3.9%		140,049
Altria Group, Inc.	1,900	140,049

Combination Utility Services: 1.2%		43,350
WPS Resources Corp.	750	43,350

Commercial Banks: 5.4%		193,055
Bank of America Corp.	1,000	42,100
Citigroup, Inc.	1,900	86,486
J. P. Morgan Chase & Co.	1,900	64,467

Computer & Data Processing Services: 5.7%		203,878
IBM Corp.	1,900	152,416
Microsoft Corp.	2,000	51,460

Computer & Office Equipment: 1.6%		55,480
Hewlett Packard Co.	1,900	55,480

Construction & Related Machinery: 3.3%		117,500
Caterpillar	2,000	117,500

Drugs: 4.8%		172,412
Johnson & Johnson	1,900	120,232
Merck & Co., Inc.	1,000	27,210
Pfizer, Inc.	1,000	24,970

Eating & Drinking Places: 1.8%		63,631
McDonald's Restaurants	1,900	63,631

Electric Services: 1.3%		47,600
FPL Group, Inc.	1,000	47,600

Electronic Components & Accessories: 1.3%		46,835
Intel Corp.	1,900	46,835

Gas Production & Distribution: 0.8%		29,535
Peoples Energy Corp.	750	29,535

Life Insurance: 3.3%		117,724
American International Group	1,900	117,724

Lumber & Other Building Materials: 3.4%		120,766
Home Depot, Inc.	1,900	72,466
Lowe's Co.	750	48,300

Lumber & Wood Products: 1.1%		37,910
Plum Creek Timber Co.	1,000	37,910

Medical Service & Health Insurance: 6.9%		246,000
Berkshire Hathaway, Inc. Delaware*	3	246,000

Miscellaneous Converted Paper Products: 4.1%		146,720
3M Company	2,000	146,720

Motor Vehicles & Equipment: 1.6%		58,159
General Motors Corp.	1,900	58,159

Motor Vehicles, Parts, & Supplies: 1.2%		42,900
Genuine Parts Co.	1,000	42,900

Nonclassifiable Establishments: 1.8%		63,973
General Electric Co.	1,900	63,973

Nonferrous Rolling & Drawing: 1.3%		46,398
Alcoa, Inc.	1,900	46,396

Personal Credit Institutions: 3.1%		109,136
American Express Co.	1,900	109,136

Petroleum Refining: 3.4%		120,726
Exxon Mobil Corp.	1,900	120,726

Plastics Materials & Synthetics: 2.1%		74,423
E. I. Dupont de Nemours & Co.	1,900	74,423

Radio & Television Broadcasting: 1.3%		45,847
Walt Disney Co.	1,900	45,847

Research & Testing Services: 0.0%		20
Atmospheric Glow Technologies*	125	20

Savings Institutions: 0.5%		19,610
Washington Mutual	500	19,610

Soap, Cleaners, & Toilet Goods: 4.7%		166,488
Proctor & Gamble Co.	2,800	166,486

Telephone Communications, Except Radio: 3.0%		107,654
SBC Communications, Inc.	1,900	45,543
Verizon Communications, Inc.	1,900	62,111

Variety Stores: 2.3%		83,258
Wal-Mart Stores	1,900	83,256

Total Common Stocks (Identified Cost $2,641,842)		$3,200,919

PREFERRED STOCKS: 3.7%

Commercial Banks: 3.7%		$130,711
Royal Bank Of Scotland PFD E	2,550	66,861
Royal Bank Of Scotland PFD H	2,500	63,850

Total Preferred Stocks (Identified Cost $135,228)		$130,711

GOVERNMENTS--FIXED: 2.8%

U. S. Treasury Securities: 2.8%		$100,375
U.S. Treasury Notes, 4.625%, Due -5/15/06	100,000	100,375

Total Governments--Fixed (Identified Cost $100,478)		$100,375

TOTAL INVESTMENTS: 96.1% (Identified Cost $2,877,548)		$3,432,005

Cash & Equivalents: 1.0%**		$37,266
Other Assets & Liabilities, Net: 2.9%		$102,340

NET ASSETS: 100.0%		$3,571,613

* Non-income producing security.
** Non-restricted collateralized interest-earning bank account deposit.

C/GROWTH STOCK FUND Schedule of Investments September 30, 2005 (Unaudited)
	Shares or Par Value	Value
COMMON STOCKS: 70.6%

Accounting, Auditing, & Bookkeeping: 2.1%		$37,334
Resources Connection*	1,260	37,334

Advertising: 2.3%		40,260
Aquanitive, Inc.*	2,000	40,260

Auto & Home Supply Stores: 1.9%		32,971
O'Reilly Automotive, Inc.*	1,170	32,971

Blast Furnace & Basic Steel Products: 2.1%		36,750
Maverick Tube*	1,225	36,750

Computer & Data Processing Services: 7.0%		125,272
Fiserv, Inc.*	770	35,320
Netease.Com*	500	45,005
Valueclick, Inc.*	2,630	44,947

Crude Petroleum & Natural Gas: 2.9%		51,192
Ultra Petroleum Corp.*	900	51,192

Drugs: 2.3%		41,826
Celgene Corp.*	770	41,826

Educational Services: 2.2%		39,666
Laureate Education, Inc.*	810	39,666

Electronic Components & Accessories: 2.6%		47,175
MEMC Electronic Materials, Inc.*	2,070	47,175

Fire, Marine, & Casualty Insurance: 3.7%		65,841
Philadelphia Consolidated Holdings Corp.*	450	38,205
W. R. Berkley Corp.	700	27,636

Hospitals: 2.1%		38,228
Community Health Systems, Inc.*	985	38,226

Lumber & Other Building Materials: 2.2%		38,640
Lowe's Co.	600	38,640

Medical Instruments & Supplies: 1.9%		33,188
Varian Medical Systems, Inc.*	840	33,186

Metals & Minerals, Except Petroleum: 2.2%		39,433
Reliance Steel & Aluminum Co.	745	39,433

Miscellaneous Durable Goods: 2.0%		35,279
SPC Pool Corp.	1,010	35,279

Motor Vehicles & Equipment: 4.0%		70,907
Borg Warner, Inc.	600	33,876
Oshkosh Truck Corp.	856	37,031

Offices & Clinics Of Medical Doctors: 2.3%		41,117
Coventry Health Care, Inc.*	476	41,117

Oil & Gas Field Services: 4.5%		79,201
Patterson-UTI Energy, Inc.	1,115	40,229
Unit Corp.*	705	38,972

Operative Builders: 9.8%		174,421
D. R. Horton, Inc.	810	29,336
MDC Holdings, Inc.	475	37,492
Pulte Homes, Inc.	870	37,340
Standard Pacific Corp.	860	35,699
The Ryland Group, Inc.	505	34,552

Personnel Supply Services: 2.3%		40,527
Labor Ready, Inc.*	1,580	40,527

Professional & Commercial Equipment: 1.8%		31,365
Digital River*	900	31,365

Radio, Television, & Computer Stores: 1.8%		32,430
Best Buy Co.	745	32,430

Search & Navigation Equipment: 2.5%		44,090
Garmin, LTD	650	44,090

Trucking & Courier Services, Ex. Air: 2.1%		38,029
Landstar System, Inc.	950	38,029

Total Common Stocks (Identified Cost $964,395)		$1,255,142

TOTAL INVESTMENTS: 70.6% (Identified Cost $964,395)		$1,255,142

Cash & Equivalents: 29.3%**		$520,065
Other Assets & Liabilities, Net: 0.1%		$2,480

NET ASSETS: 100.0%		$1,777,687

* Non-income producing security.
** Non-restricted collateralized interest-earning bank account deposit.

C/GOVERNMENT FUND Schedule of Investments September 30, 2005 (Unaudited)
	Shares or Par Value	Value
GOVERNMENTS--FIXED: 89.0%

U.S. Treasury & Agency Securities: 89.0%		$1,335,778
FHLB, 2.500%, Due 3/15/06	200,000	198,520
U.S. Treasury Notes, 4.625%, Due 05/15/06	200,000	200,750
U.S. Treasury Notes, 3.500%, Due 11/15/06	150,000	149,039
U.S. Treasury Notes, 2.625%, Due 11/15/06	200,000	196,813
U.S. Treasury Notes, 3.750%, Due 03/31/07	200,000	198,781
U.S. Treasury Notes, 3.000%, Due 11/15/07	200,000	195,375
U.S. Treasury Notes, 3.375%, Due 02/15/06	200,000	196,500

Total U.S. Treasury & Agency Securities (Identified Cost $1,352,822)		$1,335,778

TOTAL INVESTMENTS: 89.0% (Identified Cost $1,352,822)		$1,335,778

Cash & Equivalents: 10.6%		$158,996
Other Assets & Liabilities, Net: 0.4%**		$6,772

NET ASSETS: 100.0%		$1,501,546

** Non-restricted collateralized interest-earning bank account deposit.

C/COMMUNITY ASSOCIATION RESERVE FUND Schedule of Investments September 30, 2005 (Unaudited)
	Shares or Par Value	Value
GOVERNMENTS--FIXED: 68.6%

U.S. Treasury Securities: 68.6%		$297,172
U.S. Treasury Notes, 3.500%, Due 11/15/06	100,000	99,359
U.S. Treasury Notes, 3.750%, Due 03/31/07	100,000	99,391
U.S. Treasury Notes, 3.250%, Due 08/15/07	100,000	98,422

Total U.S. Treasury Securities (Identified Cost $301,570)		$297,172

TOTAL INVESTMENTS: 68.6% (Identified Cost $301,570)		$297,172

Cash & Equivalents: 31.2%**		$135,480
Other Assets & Liabilities, Net: 0.2%		$814

NET ASSETS: 100.0%		$433,466

** Non-restricted collateralized interest-earning bank account deposit.

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the Evaluation Date), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	November 16, 2005

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.